MERGER WITH VALLON - Narrative (Details) - $ / shares	Apr. 21, 2023	Sep. 30, 2023	Apr. 20, 2023	Mar. 09, 2023	Dec. 31, 2022	Jul. 31, 2022	May 17, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018
Business Acquisition [Line Items]
Warrants granted (in shares)							123,333
Warrant exercise price (in usd per share)						$ 0.01	$ 28.146
Ownership percentage in common stock (as a percent)			15.00%
Common stock, shares issued (in shares)	60,333	422,333			142,821
Common stock, shares outstanding (in shares)		422,333			142,821
Issuance of common stock for reverse recapitalization expenses (in shares)	4,363
Private GRI
Business Acquisition [Line Items]
Warrants granted (in shares)						167			2,467	3,606
Warrant exercise price (in usd per share)						$ 1.89			$ 1.89	$ 1.89
Ownership percentage in common stock (as a percent)			85.00%
Common stock, shares issued (in shares)					4,447,153			3,817,439
Common stock, shares outstanding (in shares)					3,818,775			3,252,204
Exchange Warrants
Business Acquisition [Line Items]
Warrants granted (in shares)	60,227
Warrant exercise price (in usd per share)	$ 103.11
Exchange Warrants | Private GRI
Business Acquisition [Line Items]
Warrants granted (in shares)				1,610,344